Rule 497(e)
                                      Registration Nos. 333-143964 and 811-21944


                      FIRST TRUST EXCHANGE-TRADED FUND II

                       FIRST TRUST INTERNATIONAL IPO ETF
                                  (the "Fund")

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 5, 2014

                              DATED JUNE 11, 2015

     THIS SUPPLEMENT SUPERSEDES THE PREVIOUS SUPPLEMENT DATED APRIL 7, 2015


         Notwithstanding anything to the contrary in the Fund's Statement of Additional Information, the following is added to the end of the section entitled "Additional Information":

         Policy Regarding Investment in Other Investment Companies. Beginning on or about June 7, 2015, the Fund will not rely on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act to invest in other investment companies.


      PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE